Business Segment and Geographical Information - Schedule of Distribution of Depreciation and Amortization by Geographical Area (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Long-lived assets	$ 522,681	$ 501,517
Ireland
Segment Reporting Information [Line Items]
Long-lived assets	221,160	199,051
Rest of Europe
Segment Reporting Information [Line Items]
Long-lived assets	93,956	94,046
U.S.
Segment Reporting Information [Line Items]
Long-lived assets	147,175	159,245
Rest of World
Segment Reporting Information [Line Items]
Long-lived assets	$ 60,390	$ 49,175